Consolidated Statements of Cash Flow (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	25,016	17,828	79,525	82,334
Amortization of debt discount	1,875	3,325	50,452	38,183
Amortization of debt issuance costs	0	34,804	152,867	7,060
Stock compensation expense	50,777	70,365	85,899	10,576
Allowance for bad debts	0	0	25,978	0
Change in fair value of derivative instruments	178,844	16,721	788,274	35,094
Gain from the sale of product line	0	(499,525)	(499,525)	0
Benefit from deferred income taxes	0	0	35,369	(252,244)
Change in assets and liabilities
Accounts receivable	63,098	(163,918)	(302,895)	(146,236)
Notes receivable	0	2,673	8,894	43,565
Inventories	(68,624)	(111,026)	(534,855)	(76,833)
Marketable securities	0	0	(12,574)	0
Prepaid expenses	36,810	66,279	(25,688)	(55,701)
Deposits and other assets	1,041	5,462	326,069	23,043
Accounts payable	237,372	101,162	(251,497)	(439,086)
Accrued expenses	(133,533)	(56,864)	29,385	455,034
Income taxes	0	254,734	(47,611)	(54,841)
Net cash provided by (used in) operating activities	129,557	154,889	(1,122,571)	273,182
Cash flows from investing activities:
Purchase of property and equipment	(64,462)	(7,520)	(71,756)	(18,229)
Proceeds from the sale of product line	0	500,000	500,000	0
Proceeds from marketable securities	(54,485)	0	0	0
Redemption of Investments	965,886	0	0	0
Purchase of investments	0	0	(965,886)	0
Net cash used in investing activities	846,939	492,480	(537,642)	(18,229)
Cash flows from financing activities:
Proceeds of notes payable	23,888	0	0	850,000
Payment of notes payable	0	(54,290)	(766,809)	(134,081)
Payment of vendor notes	0	(1,000)	(1,000)	(210,302)
Proceeds from line of credit	0	1,980,481	5,047,858	4,530,814
Repayment of line of credit	0	(1,828,858)	(4,695,508)	(4,494,043)
Payment of financing costs	0	0	0	(154,310)
Deferred offering costs	0	(193,201)	(767,507)	(141,826)
Cash acquired in merger	0	0	4,498,430	0
Member distribution	0	0	0	(119,471)
Distributions to shareholder	0	(41,436)	(364,406)	(83,618)
Net cash provided by financing activities	23,888	(138,304)	2,951,058	43,163
Net increase in cash	1,000,384	509,065	1,290,845	298,116
Cash and cash equivalents, beginning of period	1,655,453	364,608	364,608	66,492
Cash and cash equivalents, end of period	2,655,837	873,673	1,655,453	364,608
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	11,929	63,394	216,363	171,853
Non-cash transactions
Conversion of notes payable to common stock	0	250,000	250,000	0
Conversion of accounts payable to notes payable	$ 0	$ 0	$ 0	$ 124,204